Prudential Day One 2015 Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 90.4%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	207,440	$1,885,627
PGIM Global Real Estate Fund (Class R6)	29,037	642,305
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	13,157	168,667
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	60,413	667,567
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	59,816	739,927
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	94,096	1,645,737
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	15,954	168,958
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	53,872	902,893
PGIM TIPS Fund (Class R6)	307,001	2,987,119
PGIM Total Return Bond Fund (Class R6)	165,582	2,127,735

Total Long-Term Investments (cost $11,154,748)		11,936,535

Short-Term Investment 9.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,299,900)	1,299,900	1,299,900

TOTAL INVESTMENTS 100.3% (cost $12,454,648)(wd)		13,236,435
Liabilities in excess of other assets (0.3)%		(35,908)

Net Assets 100.0%		$13,200,527

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds